Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Cost Balance at beginning	$ 1,094,795	$ 1,025,287
Cost Balance at Ending	1,160,124	1,094,795
Additions	65,329	108,974
Foreign currency adjustment		(39,466)
Accumulated amortization
Accumulated amortization, Balance at beginning	767,850	531,477
Accumulated amortization, Balance at Ending	987,283	767,850
Amortization for the year	219,433	236,373
Carrying amounts
Carrying amounts	172,841	326,945	$ 481,861
Computers [Member]
Cost
Cost Balance at beginning	181,390	88,329
Cost Balance at Ending	246,719	181,390
Additions	65,329	108,974
Foreign currency adjustment		(15,913)
Accumulated amortization
Accumulated amortization, Balance at beginning	113,079	82,286
Accumulated amortization, Balance at Ending	152,746	113,079
Amortization for the year	39,667	30,793
Carrying amounts
Carrying amounts	93,973	68,311	6,044
Right of Use Asset [Member]
Cost
Cost Balance at beginning	913,405	936,958
Cost Balance at Ending	913,405	913,405
Additions
Foreign currency adjustment		(23,553)
Accumulated amortization
Accumulated amortization, Balance at beginning	654,771	449,191
Accumulated amortization, Balance at Ending	834,537	654,771
Amortization for the year	179,766	205,580
Carrying amounts
Carrying amounts	$ 78,868	$ 258,634	$ 475,817